Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 29, 2015
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Dec. 29, 2015
Document Effective Date	Dec. 29, 2015
Prospectus Date	Feb. 28, 2015
MFS® Emerging Markets Debt Local Currency Fund | A
Prospectus:
Trading Symbol	EMLAX
MFS® Emerging Markets Debt Local Currency Fund | B
Prospectus:
Trading Symbol	EMLBX
MFS® Emerging Markets Debt Local Currency Fund | C
Prospectus:
Trading Symbol	EMLCX
MFS® Emerging Markets Debt Local Currency Fund | I
Prospectus:
Trading Symbol	EMLIX
MFS® Emerging Markets Debt Local Currency Fund | R1
Prospectus:
Trading Symbol	EMLJX
MFS® Emerging Markets Debt Local Currency Fund | R2
Prospectus:
Trading Symbol	EMLKX
MFS® Emerging Markets Debt Local Currency Fund | R3
Prospectus:
Trading Symbol	EMLLX
MFS® Emerging Markets Debt Local Currency Fund | R4
Prospectus:
Trading Symbol	EMLMX
MFS® Emerging Markets Debt Local Currency Fund | R5
Prospectus:
Trading Symbol	EMLNX